Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	2020	2019
Current:
Federal	$-	$-
State	(31)	(8)
	$(31)	$(8)
Deferred:
Federal	$-	$-
State	-	-
	$-	$-
Income tax expense	$(31)	$(8)

Schedule of net deferred tax asset balance
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$56,300	$40,110
Deferred revenue	171	69
Deferred rent	-	14
Stock options and warrants	22	298
Restricted stock units	315	-
Other	426	654
Total deferred tax assets	57,234	41,145
Less: valuation allowance	(53,513)	(37,280)
Net deferred tax assets before deferred tax liabilities	3,721	3,865
Deferred tax liabilities:
Intangible assets	(1,448)	(1,882)
Property and equipment	(74)	(17)
Capitalized software costs and other	(2,199)	(1,966)
Total deferred tax liabilities	(3,721)	(3,865)
Net deferred tax assets	$-	$-

Schedule of reconciliation tax rate
	2020	2019
Statutory US federal rate	21.0%	21.0%
Stock-based compensation	14.8%	(1.0%)
Sec.162(m)	(6.1%)	0.0%
State and local income taxes	1.3%	0.9%
Change in valuation allowance	(32.6%)	(22.9%)
Other	1.5%	2.0%
Effective tax rate	(0.1%)	0.0%